Net Earnings Per Share	3 Months Ended
Mar. 31, 2024
Net Earnings Per Share

Note 12. Net Earnings Per Share

Net earnings per share is computed by dividing net income by the weighted average number of common shares and common share equivalents outstanding during the periods presented. In calculating diluted earnings per share, those potential common shares that are found to be anti-dilutive are excluded from the calculation. The table below provides a summary of the numerators and denominators used in determining basic and diluted earnings per share for the three months ended March 31, 2024 and 2023.

($ in thousands)	Three Months Ended March 31,
	2024	2023
Basic and diluted:
Net loss from continuing operations	$(4,253)	$(3,798)
Net loss attributable to non-controlling interest	17	-
Dividends declared on Series A Preferred Shares	(69)	-
Loss attributable to Fundamental Global common shareholders from continuing operations	(4,305)	(3,798)
Weighted average common shares outstanding	16,744	9,422
Loss per common share from continuing operations	$(0.26)	$(0.42)

The following potentially dilutive securities outstanding as of March 31, 2024 and 2023 have been excluded from the computation of diluted weighted-average shares outstanding as their effect would be anti-dilutive.

	As of March 31,
	2024	2023
Options to purchase common stock	715,000	639,500
Restricted stock units	962,734	206,934

Strong Global Entertainment Inc [Member]
Net Earnings Per Share

5. Net Income Per Share

Basic net income per share has been computed on the basis of the weighted average number of shares of common stock outstanding. In periods when the Company reported a net loss from continuing operations, there were no differences between average shares used to compute basic and diluted loss per share as inclusion of stock options and restricted stock units would have been anti-dilutive in those periods. The weighted average number of shares outstanding for the basic and diluted net income per share for the periods prior to the completion of the IPO is based on the number of shares of the Company’s common stock outstanding on May 15, 2023, the effective date of the registration statement relating to the IPO. The following table summarizes the weighted average shares used to compute basic and diluted net loss per share (in thousands):

	Three Months Ended March 31,
	2024	2023
Weighted average shares outstanding:
Basic weighted average shares outstanding	7,877	6,000
Dilutive effect of stock options and certain non-vested restricted stock units	6	-
Diluted weighted average shares outstanding	7,883	6,000